[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

January 11, 2013

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	Cushing Funds Trust – Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File Nos. 333-167481 and 811-22428)

Ladies and Gentlemen:

       Cushing Funds Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (the "Registration Statement"). The Registration Statement is filed pursuant to Rule 485(a) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

       The purpose of the filing is to add a new series of the Trust, The Cushing® Renaissance Advantage Fund.   This amendment is not intended to amend the prospectus and statement of additional information of the existing series of the Trust.

       If you have any questions or require any further information with respect to this Registration Statement, please call me at (212) 735-3805, Barry Greenberg of Cushing MLP Asset Management, LP at (214) 635-1689 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Philip Harris

Philip Harris

Enclosure